Income taxes (Tables)	12 Months Ended
Mar. 31, 2024
Components of Income Tax Expense (Benefit)
The following table presents the components of Income tax expense (benefit) for the fiscal years ended March 31, 2022, 2023 and 2024:

	2022	2023	2024

	(in millions of yen)
Current:
Domestic	42,401	22,015	36,237
Foreign	71,947	156,969	223,529

Total current tax expense	114,348	178,984	259,765

Deferred:
Domestic	(256,093)	(146,721)	170,106
Foreign	728	2,879	(4,750)

Total deferred tax expense (benefit)	(255,365)	(143,842)	165,355

Total income tax expense (benefit)	(141,017)	35,142	425,120

Detailed Amounts of Tax Effects of Items Recorded Directly in Equity
The preceding table does not reflect the tax effects of items recorded directly in Equity for the fiscal years ended March 31, 2022, 2023 and 2024. The detailed amounts recorded directly in Equity are as follows:

	2022	2023	2024

	(in millions of yen)
Net unrealized gains (losses) on available-for-sale securities:
Unrealized gains (losses)	(16,489)	(4,276)	8,273
Less: reclassification adjustments	8,504	305	5,151

Total	(7,985)	(3,971)	13,425

Defined benefit plan adjustments:
Unrealized gains (losses)	(9,020)	37,661	42,415
Less: reclassification adjustments	(7,748)	(7,848)	(9,759)

Total	(16,768)	29,813	32,655

Own credit risk adjustments:
Unrealized gains (losses)	1,745	5,630	(6,590)
Less: reclassification adjustments	271	334	552

Total	2,016	5,964	(6,038)

Total tax effect before allocation to noncontrolling interests	(22,737)	31,806	40,043

Reconciliation of Income Tax Expense at Effective Statutory Tax Rate to Actual Income Tax Expense
The following table shows a reconciliation of Income tax expense at the effective statutory tax rate to the actual income tax expense for the fiscal years ended March 31, 2022, 2023 and 2024:

	2022		2023	2024
Effective statutory tax rate	30.62%		30.62%	30.62%
Income not subject to tax	4.21		(14.23)	(0.58)
Expenses not deductible for tax purposes	(0.34)		1.63	0.08
Tax rate differentials of subsidiaries	3.31		(12.95)	(0.92)
Change in valuation allowance	(6.68	) (1)	(5.95)	(2.34)
Change in undistributed earnings of subsidiaries	(2.22)		8.32	0.52
Noncontrolling interest income (loss) of consolidated VIEs.	(2.10)		(15.48)	(5.35)
Effect of enacted change in tax rates	0.01		(0.05)	—
Reversal of outside basis differences	50.59	(1)	—	—
Foreign tax credit and payments	(16.59)		55.14	3.80
Income excluded from taxable income of enterprise tax	2.86		(14.96)	(1.04)
Controlled foreign company rules	(1.66)		2.68	0.06
Other	(3.86)		16.04	1.34

Effective income tax rate	58.15%		50.81%	26.19%

Note:
(1)
These amounts for the fiscal year ended March 31, 2022 mainly represent the reversal of an outside basis difference related to the share buyback conducted by MHSC in response to improving the capital position and aligning to the MHFG Group’s capital policy and the related increase in the valuation allowance.

Components of Net Deferred Tax Assets
The components of net deferred tax assets at March 31, 2023 and 2024 are as follows:

	2023	2024
	(in millions of yen)
Deferred tax assets:
Allowance for credit losses	270,423	265,855
Trading securities	173,793	208,711
Lease liabilities	176,304	168,848
Derivative financial instruments	161,141	148,716
Foreign tax credit and payments (1)	54,416	124,695
Premises and equipment	53,531	46,967
Available-for-sale securities	13,020	—
Net operating loss carryforwards (2)(3)	168,387	149,521
Other	201,141	290,733

	1,272,156	1,404,047
Valuation allowance (1)(2)(3)	(198,800)	(233,991)

Deferred tax assets, net of valuation allowance	1,073,356	1,170,057

Deferred tax liabilities:
Investments	264,147	502,589
Prepaid pension cost and accrued pension liabilities	224,173	222,408
Right-of-use assets	169,353	160,630
Available-for-sale securities	—	404
Other	54,515	120,104

Deferred tax liabilities	712,188	1,006,135

Net deferred tax assets	361,168	163,921

Notes:
(1)
The amount includes ¥37,517 million and ¥99,994 million related to MHBK’s foreign tax credit carryforwards as of March 31, 2023 and 2024, respectively. The amount is fully offset by valuation allowance, and if not utilized, the amount will expire during the fiscal years ending March 31, 2026 and
2027
, respectively.

(2)
The amount includes ¥49,393 million and ¥9,186 million related to MHSC’s net operating loss carryforwards resulting mainly from the organizational restructuring of certain foreign subsidiaries as of March 31, 2023 and 2024, respectively. The tax effect of the net operating loss carryforwards is substantially offset by ¥43,488 million and ¥4,205 million, respectively, of valuation allowance as a result of considering all available evidence regarding sources of future taxable income including historical trends in taxable income in the preceding periods and forecasted taxable income.

(3)
The amount includes ¥24,978 million and ¥25,128 million related to MHFG’s net operating loss carryforwards resulting mainly from intercompany capital transactions in relation to the share buyback conducted by MHSC as of March 31, 2023 and 2024, respectively. The tax effect of the net operating loss carryforwards is fully offset by ¥24,978 million and ¥25,128 million, respectively, of valuation allowance as a result of considering all available evidence regarding sources of future taxable income including historical trends in taxable income in the preceding periods and forecasted taxable income.

Breakdown of Net Operating Loss Carryforwards by Tax Jurisdiction
The following table and accompanying footnotes provide a breakdown of deferred tax assets and the valuation allowance recognized in respect of net operating loss carryforwards by tax jurisdiction and by year of expiration as of March 31, 2023 and 2024:

	Deferred tax assets	Valuation allowance	Deferred tax assets, net of valuation allowance
	(in billions of yen)
2023
Japan (1)	89	(75)	14
The United States	1	—	1
The United Kingdom (2)	77	(77)	—
Others	1	—	1

Total	168	(152)	16

2024
Japan (3)	56	(34)	22
The United States	4	—	4
The United Kingdom (2)	88	(88)	—
Others	1	—	1

Total	150	(123)	26

Notes:
(1)
¥49 billion of the Japan deferred tax assets of ¥89 billion is related to MHSC, which is substantially offset by a valuation allowance, and will expire during the fiscal year ending March 31, 2026. ¥25 billion of the Japan deferred tax assets of ¥89 billion is related to MHFG, which is fully offset by a valuation allowance, and will mostly expire during the fiscal year ending March 31, 2032.

(2)	The United Kingdom net operating loss carryforwards may be carried forward indefinitely for tax purposes.
(3)
¥25 billion of the Japan deferred tax assets of ¥56 billion is related to MHFG, which is fully offset by a valuation allowance, and will mostly expire during the fiscal year ending March 31, 2032. ¥16 billion of the Japan deferred tax assets of ¥56 billion is related to MHBK and will mostly expire during the fiscal year ending March 31, 2034.

Roll-forward Valuation Allowance
The following table presents a roll-forward of the valuation allowance for the fiscal years ended March 31, 2022, 2023 and 2024:

	2022	2023	2024
	(in millions of yen)
Balance at beginning of fiscal year	129,150	163,164	198,800
Changes that directly affected Income tax expense	16,196	(4,118)	(38,055)
Changes that did not affect Income tax expense:
Expiration of net operating loss carryforwards	—	—	—
Others	17,818	39,754	73,246

Total	17,818	39,754	73,246

Balance at end of fiscal year	163,164	198,800	233,991

Net Operating Losses Carryforwards by Expiration Date
At March 31, 2024, the MHFG Group had net operating loss carryforwards totaling ¥423 billion. These carryforwards are scheduled to expire as follows:

Net operating loss carryforwards (1) (3)
(in billions of yen)
Fiscal year ending March 31:
2025	—
2026	16
2027	3
2028	—
2029	5
2030 and thereafter (2)	399

Total	423

Notes:
(1)
Net operating loss carryforwards related to Japanese local taxes recorded at MHFG in the fiscal year ended March 31, 2022 in the amount of ¥500 billion (tax effected ¥24 billion) are not included in the table. The net operating loss carryforwards are fully offset by valuation allowance and will mostly expire during the fiscal year ending March 31, 2032.

(2)	Including the net operating loss carryforwards which may be carried forward indefinitely in the United Kingdom.
(3)
Net operating loss carryforwards related to Japanese local taxes recorded at MHBK in the fiscal year ended March 31, 2024 in the amount of ¥456 billion (tax effected ¥16 billion) are not included in the table. The net operating loss carryforwards will mostly expire during the fiscal year ending March 31, 2034.

Roll-forward of Unrecognized Tax Benefits
The following table is a roll-forward of unrecognized tax benefits for the fiscal years ended March 31, 2022, 2023 and 2024:

	2022	2023	2024

	(in millions of yen)
Total unrecognized tax benefits at beginning of fiscal year	4,401	5,245	7,043

Gross amount of increases (decreases) related to positions taken during prior years	(576)	(438)	205
Gross amount of increases related to positions taken during the current year	954	1,748	1,080
Amount of decreases related to settlements	—	—	(1,633)
Foreign exchange translation	466	488	944

Total unrecognized tax benefits at end of fiscal year	5,245	7,043	7,639